Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable	$ 321,411	$ 307,836
Less: allowance for expected credit loss	(21,146)	(14,237)	$ (25,676)
Accounts receivable, net	300,265	304,864
Related Parties [Member]
Schedule of Accounts Receivable, Net [Line Items]
Accounts receivable – related parties		$ 11,265